Vanguard® Multi-Sector Income Bond Fund
Schedule of Investments (unaudited)
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (8.1%)
	United States Treasury Note/Bond	1.625%	9/30/26	2,185	2,125
	United States Treasury Note/Bond	1.875%	2/15/51	1,000	562
	United States Treasury Note/Bond	2.375%	11/15/49–5/15/51	1,503	959
	United States Treasury Note/Bond	2.875%	8/15/45–5/15/49	665	490
	United States Treasury Note/Bond	3.000%	5/15/45–2/15/49	1,575	1,177
[1,2]	United States Treasury Note/Bond	3.500%	4/30/28	1,553	1,545
	United States Treasury Note/Bond	3.750%	8/31/26–5/31/30	2,100	2,095
	United States Treasury Note/Bond	4.125%	2/28/27–2/29/32	2,481	2,502
	United States Treasury Note/Bond	4.250%	1/15/28–2/15/54	2,374	2,351
	United States Treasury Note/Bond	4.375%	7/31/26–11/30/28	4,466	4,491
	United States Treasury Note/Bond	4.500%	12/31/31	167	172
	United States Treasury Note/Bond	4.625%	9/30/28–11/15/44	2,684	2,713
Total U.S. Government and Agency Obligations (Cost $21,200)					21,182
Asset-Backed/Commercial Mortgage-Backed Securities (7.1%)
Bermuda (0.1%)
[3,4]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/49	232	235
Canada (0.1%)
[3,4]	Evergreen Credit Card Trust Series 2025-CRT5	5.240%	5/15/29	100	101
[3,4]	Evergreen Credit Card Trust Series 2025-CRT5	5.530%	5/15/29	120	121
[3,4]	Securitized Term Auto Receivables Trust Series 2025-A	5.038%	7/25/31	16	16
[3,4]	Securitized Term Auto Receivables Trust Series 2025-A	5.185%	7/25/31	8	8
[3,4]	Securitized Term Auto Receivables Trust Series 2025-B	5.121%	12/29/32	30	30
[3,4]	Securitized Term Auto Receivables Trust Series 2025-B	5.463%	12/29/32	100	101
					377
Cayman Islands (0.2%)
[3,4]	PFS Financing Corp. Series 2025-D	4.470%	5/15/30	600	602
Ireland (0.1%)
[3,4]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/27	200	203
United States (6.6%)
[4]	AmeriCredit Automobile Receivables Trust Series 2023-2	6.000%	7/18/29	90	93
[3,4]	AMSR Trust Series 2025-SFR1	3.655%	6/17/42	170	162
[3,4]	ARI Fleet Lease Trust Series 2025-B	4.600%	3/15/34	100	101
[3,4]	AutoNation Finance Trust Series 2025-1A	4.760%	6/10/30	60	61
[3,4]	AutoNation Finance Trust Series 2025-1A	5.190%	12/10/30	50	51
[3,4]	AutoNation Finance Trust Series 2025-1A	5.630%	9/10/32	90	91
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	100	105
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/29	130	131
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.240%	8/20/29	100	101
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.870%	8/20/29	100	101
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.120%	8/20/31	180	183
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.510%	8/20/31	100	102
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	6.240%	8/20/31	100	102
[4]	BANK Series 2025-BNK50	5.875%	5/15/68	40	42
[3,4]	Bank of America Auto Trust Series 2025-1A	4.470%	11/20/31	30	30
[3,4]	BX Trust Series 2019-OC11	3.202%	12/9/41	100	93
[4]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/30	30	30
[4]	CarMax Auto Owner Trust Series 2025-1	5.600%	7/15/31	70	72
[4]	CarMax Auto Owner Trust Series 2025-2	5.740%	10/15/31	50	51
[3,4]	Chase Auto Credit Linked Notes Series 2025-1	4.851%	2/25/33	250	251
[3,4]	Chase Auto Credit Linked Notes Series 2025-1	5.047%	2/25/33	250	251
[3,4,5]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	5.306%	2/25/45	98	98
[3,4,5]	Connecticut Avenue Securities Trust Series 2025-R03, SOFR30A + 1.450%	5.755%	3/25/45	210	211

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,5]	Connecticut Avenue Securities Trust Series 2025-R04, SOFR30A + 1.000%	5.305%	5/25/45	136	136
[3,4]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/49	48	46
[4]	Drive Auto Receivables Trust Series 2025-1	5.410%	9/15/32	430	435
[3,4]	Enterprise Fleet Financing LLC Series 2025-2	4.410%	6/20/29	200	201
[3,4]	Enterprise Fleet Financing LLC Series 2025-2	4.580%	12/22/31	210	211
[3,4]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/31	100	101
[3,4]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	100	100
[4]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/31	240	243
[4]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.630%	4/15/30	1,420	1,436
[4]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/30	80	81
[3,4,5,6]	Freddie Mac STACR REMICS Trust Series 2025-DNA2, SOFR30A + 1.100%	5.405%	5/25/45	125	125
[3,4,5,6]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	5.255%	2/25/45	106	105
[4]	GM Financial Automobile Leasing Trust Series 2025-2	4.640%	4/20/29	180	182
[4]	GM Financial Automobile Leasing Trust Series 2025-2	4.800%	4/20/29	60	60
[4]	GM Financial Automobile Leasing Trust Series 2025-2	5.040%	10/22/29	70	71
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.910%	10/18/32	70	70
[3,4]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/37	20	20
[3,4]	GM Financial Revolving Receivables Trust Series 2025-1	5.000%	12/11/37	170	171
[3,4]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.790%	3/15/29	300	301
[3,4]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.880%	3/15/29	210	211
[3,4]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/30	350	353
[3,4]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.960%	3/15/30	240	241
[4]	Harley-Davidson Motorcycle Trust Series 2025-A	4.790%	2/15/33	80	82
[3,4]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/32	184	186
[3,4]	Huntington Bank Auto Credit-Linked Notes Series 2025-1	4.957%	3/21/33	224	225
[3,4]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/29	170	171
[4]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/31	40	40
[4]	Hyundai Auto Receivables Trust Series 2025-A	4.760%	6/15/32	110	110
[4]	Hyundai Auto Receivables Trust Series 2025-B	4.720%	7/15/30	50	50
[4]	Hyundai Auto Receivables Trust Series 2025-B	4.920%	7/15/32	70	71
[3,4]	Jersey Mike's Funding LLC Series 2024-1A	5.636%	2/15/55	249	253
[3,4]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/31	200	206
[3,4]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/30	250	253
[3,4]	LAD Auto Receivables Trust Series 2025-1A	5.520%	5/17/32	120	122
[3,4]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.780%	9/17/29	110	112
[3,4]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.910%	3/16/32	40	41
[3,4]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/55	130	131
[4]	Nissan Auto Lease Trust Series 2025-A	5.110%	6/15/29	50	51
[3,4]	Onemain Financial Issuance Trust Series 2025-1A	4.820%	7/14/38	580	583
[3,4]	Onemain Financial Issuance Trust Series 2025-1A	5.050%	7/14/38	150	151
[3,4]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/42	290	273
[3,4,7]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/30	180	169
[3,4,7]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/30	70	64
[3,4]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.483%	1/18/33	250	250
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/31	250	257
[4]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/32	155	156
[4]	Santander Drive Auto Receivables Trust Series 2025-1	5.430%	3/17/31	110	112
[4]	Santander Drive Auto Receivables Trust Series 2025-2	5.470%	5/15/31	1,540	1,566
[3,4]	SBNA Auto Receivables Trust Series 2025-SF1	5.340%	9/15/31	200	200
[3,4]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/31	20	20
[3,4]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.200%	10/20/32	90	91
[3,4]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/31	70	71
[3,4]	SFS Auto Receivables Securitization Trust Series 2025-2A	5.050%	4/20/33	200	201
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.470%	7/20/28	260	261
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.500%	3/20/29	70	70
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.740%	4/20/29	50	50
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	5.080%	8/20/29	90	90
[4]	Synchrony Card Funding LLC Series 2025-A2	4.490%	5/15/31	640	646
[3,4]	Toyota Auto Loan Extended Note Trust Series 2025-1A	4.650%	5/25/38	710	720
[3,4]	US Bank NA Series 2025-SUP1	5.582%	2/25/32	272	271
[3,4]	USB Auto Owner Trust Series 2025-1A	4.620%	12/16/30	40	41
[3,4]	Verizon Master Trust Series 2023-6	5.050%	9/22/31	200	201
[4]	Verizon Master Trust Series 2025-3	4.770%	3/20/30	200	201

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Verizon Master Trust Series 2025-3	4.900%	3/20/30	100	100
[3,4]	Verizon Master Trust Series 2025-4	4.760%	3/21/33	360	366
[3,4]	Verizon Master Trust Series 2025-4	5.020%	3/21/33	130	131
[3,4]	Verizon Master Trust Series 2025-4	5.200%	3/21/33	140	141
[4]	Verizon Master Trust Series 2025-5	4.840%	6/20/31	100	101
[3,4]	Verizon Master Trust Series 2025-6	5.060%	6/21/33	100	100
[4]	World Omni Auto Receivables Trust Series 2025-B	4.530%	8/15/31	100	101
					17,272
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $18,510)					18,689
Corporate Bonds (71.8%)
Australia (0.1%)
[3]	National Australia Bank Ltd.	2.990%	5/21/31	100	90
	Rio Tinto Finance USA plc	5.000%	3/9/33	34	34
[4]	Westpac Banking Corp.	4.322%	11/23/31	200	199
					323
Brazil (0.5%)
[4]	Braskem Netherlands Finance BV	4.500%	1/10/28	200	172
[4]	Braskem Netherlands Finance BV	4.500%	1/31/30	200	155
	Petrobras Global Finance BV	8.750%	5/23/26	20	21
[3]	Raizen Fuels Finance SA	6.950%	3/5/54	510	472
[3,7]	Yinson Bergenia Production BV	8.498%	1/31/45	500	507
					1,327
Bulgaria (0.1%)
[3,8]	Eastern European Electric Co. BV	6.500%	5/15/30	150	182
Canada (3.4%)
[3]	1011778 BC ULC	3.875%	1/15/28	290	282
[3]	1011778 BC ULC	4.375%	1/15/28	150	147
[3]	1011778 BC ULC	6.125%	6/15/29	420	432
[3]	1011778 BC ULC	5.625%	9/15/29	245	249
[3]	1011778 BC ULC	4.000%	10/15/30	300	280
[3]	Air Canada	3.875%	8/15/26	915	906
	Bank of Montreal	3.088%	1/10/37	95	82
[3]	Bombardier Inc.	8.750%	11/15/30	300	325
[3]	Bombardier Inc.	7.250%	7/1/31	215	226
[3]	Bombardier Inc.	7.000%	6/1/32	80	83
[3]	Bombardier Inc.	6.750%	6/15/33	245	254
	Canadian Natural Resources Ltd.	2.950%	7/15/30	40	37
	Enbridge Inc.	5.700%	3/8/33	300	311
[3]	Garda World Security Corp.	7.750%	2/15/28	60	62
[3]	Garda World Security Corp.	8.250%	8/1/32	585	601
[3]	Garda World Security Corp.	8.375%	11/15/32	250	257
[3]	Hudbay Minerals Inc.	4.500%	4/1/26	80	80
[3]	Hudbay Minerals Inc.	6.125%	4/1/29	150	152
	National Bank of Canada	4.950%	2/1/28	330	333
[3]	NOVA Chemicals Corp.	9.000%	2/15/30	410	443
	Nutrien Ltd.	4.900%	3/27/28	25	25
	Nutrien Ltd.	4.200%	4/1/29	100	99
[3]	Ontario Gaming GTA LP	8.000%	8/1/30	50	50
	Rogers Communications Inc.	7.000%	4/15/55	520	532
	Rogers Communications Inc.	7.125%	4/15/55	230	232
[4]	Royal Bank of Canada	4.522%	10/18/28	87	87
[4]	Royal Bank of Canada	4.969%	8/2/30	173	175
[4]	Royal Bank of Canada	4.650%	10/18/30	1,130	1,132
[3]	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/55	371	384
[3]	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/55	75	78
	Toronto-Dominion Bank	4.783%	12/17/29	500	506
					8,842
France (0.5%)
[3]	Altice France SA	5.125%	7/15/29	355	293

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	BNP Paribas SA	5.283%	11/19/30	200	204
[3]	Opal Bidco SAS	6.500%	3/31/32	295	301
[3]	SNF Group SACA	3.125%	3/15/27	410	397
[3]	SNF Group SACA	3.375%	3/15/30	220	203
					1,398
Germany (0.2%)
	Deutsche Bank AG	7.146%	7/13/27	150	154
	Deutsche Bank AG	5.297%	5/9/31	175	178
[3]	Volkswagen Group of America Finance LLC	6.000%	11/16/26	200	203
					535
Ireland (0.8%)
	AerCap Ireland Capital DAC	6.100%	1/15/27	200	204
	AerCap Ireland Capital DAC	5.750%	6/6/28	150	155
[3]	Flutter Treasury DAC	5.875%	6/4/31	590	594
[3]	GGAM Finance Ltd.	8.000%	2/15/27	375	387
[3]	GGAM Finance Ltd.	8.000%	6/15/28	235	249
[3]	Phoenix Aviation Capital Ltd.	9.250%	7/15/30	200	207
	Smurfit Kappa Treasury ULC	5.200%	1/15/30	200	205
	Smurfit Kappa Treasury ULC	5.438%	4/3/34	200	204
					2,205
Israel (0.4%)
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	252	247
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	15	15
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/32	405	413
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	225	162
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/30	295	299
					1,136
Japan (0.9%)
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	200	205
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	200	205
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/31	750	768
[4]	Mizuho Financial Group Inc.	2.201%	7/10/31	50	44
[3]	Nippon Life Insurance Co.	6.500%	4/30/55	200	207
[3]	Nissan Motor Co. Ltd.	4.810%	9/17/30	255	233
	Nomura Holdings Inc.	5.594%	7/2/27	200	204
	Nomura Holdings Inc.	5.783%	7/3/34	50	52
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	430	436
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	50	45
					2,399
Luxembourg (0.1%)
[3]	Intelsat Jackson Holdings SA	6.500%	3/15/30	135	138
Macao (0.5%)
[3]	MGM China Holdings Ltd.	4.750%	2/1/27	150	149
[3]	MGM China Holdings Ltd.	7.125%	6/26/31	455	472
[3]	Studio City Co. Ltd.	7.000%	2/15/27	50	50
[3]	Studio City Finance Ltd.	5.000%	1/15/29	300	275
[3]	Wynn Macau Ltd.	5.625%	8/26/28	40	39
[3]	Wynn Macau Ltd.	5.125%	12/15/29	360	342
					1,327
Malaysia (0.4%)
[3]	Petronas Capital Ltd.	5.848%	4/3/55	1,000	1,014
Mexico (0.3%)
[3]	Cemex SAB de CV	7.200%	Perpetual	290	293
[3]	Saavi Energia Sarl	8.875%	2/10/35	450	468
					761
Netherlands (0.3%)
	NXP BV	5.000%	1/15/33	100	100
[3]	Sunrise FinCo I BV	4.875%	7/15/31	280	264

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Sunrise HoldCo IV BV	5.500%	1/15/28	85	84
[3]	Trivium Packaging Finance BV	8.250%	7/15/30	140	148
[3]	Trivium Packaging Finance BV	12.250%	1/15/31	125	134
[3]	VZ Secured Financing BV	5.000%	1/15/32	30	26
[3]	Ziggo BV	4.875%	1/15/30	140	131
					887
Norway (0.0%)
[3]	Seadrill Finance Ltd.	8.375%	8/1/30	15	15
Poland (0.3%)
[3]	Canpack SA	3.125%	11/1/25	290	287
[3]	Canpack SA	3.875%	11/15/29	520	485
					772
Spain (0.1%)
	Banco Santander SA	6.607%	11/7/28	100	107
	Banco Santander SA	6.921%	8/8/33	50	54
					161
Switzerland (0.2%)
	Credit Suisse USA LLC	7.125%	7/15/32	120	137
	UBS AG	7.500%	2/15/28	50	54
[3]	UBS Group AG	5.617%	9/13/30	2	2
[3]	UBS Group AG	5.580%	5/9/36	310	317
					510
United Kingdom (2.4%)
	Barclays plc	5.674%	3/12/28	200	204
	Barclays plc	4.837%	9/10/28	120	121
	Barclays plc	5.086%	2/25/29	200	202
	BAT Capital Corp.	3.557%	8/15/27	61	60
	BAT Capital Corp.	2.259%	3/25/28	2,070	1,958
	BAT Capital Corp.	6.421%	8/2/33	200	218
	BAT International Finance plc	5.931%	2/2/29	100	105
[3]	Belron UK Finance plc	5.750%	10/15/29	145	146
	Diageo Capital plc	5.500%	1/24/33	100	104
[3]	Howden UK Refinance plc	7.250%	2/15/31	140	145
[3]	Howden UK Refinance plc	8.125%	2/15/32	595	619
	HSBC Holdings plc	5.887%	8/14/27	185	188
[4]	HSBC Holdings plc	2.013%	9/22/28	200	189
	HSBC Holdings plc	5.130%	11/19/28	200	203
[4]	HSBC Holdings plc	3.973%	5/22/30	200	195
	HSBC Holdings plc	2.804%	5/24/32	150	133
	HSBC Holdings plc	5.790%	5/13/36	50	51
[3,7]	Imperial Brands Finance plc	4.500%	6/30/28	200	200
[3,7]	Imperial Brands Finance plc	5.625%	7/1/35	500	502
	Lloyds Banking Group plc	6.068%	6/13/36	200	205
	National Grid plc	5.602%	6/12/28	70	72
[3]	Virgin Media Finance plc	5.000%	7/15/30	200	183
[3]	Virgin Media Secured Finance plc	5.500%	5/15/29	150	148
[3]	Virgin Media Secured Finance plc	4.500%	8/15/30	140	130
					6,281
United States (60.0%)
[3]	1261229 BC Ltd.	10.000%	4/15/32	785	792
[3]	Advanced Drainage Systems Inc.	6.375%	6/15/30	280	286
	AEP Texas Inc.	5.450%	5/15/29	75	78
	AEP Texas Inc.	5.400%	6/1/33	50	51
	AEP Transmission Co. LLC	5.375%	6/15/35	40	41
	AES Corp.	5.450%	6/1/28	50	51
	AES Corp.	2.450%	1/15/31	100	87
[3]	Albertsons Cos. Inc.	5.875%	2/15/28	400	400
[3]	Albertsons Cos. Inc.	6.500%	2/15/28	200	205
	Allegion plc	3.500%	10/1/29	56	54
[3]	Alliant Energy Finance LLC	5.400%	6/6/27	250	253

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Alliant Holdings Intermediate LLC	5.875%	11/1/29	200	197
[3]	Alliant Holdings Intermediate LLC	7.000%	1/15/31	107	111
[3]	Alliant Holdings Intermediate LLC	6.500%	10/1/31	160	163
[3]	Alliant Holdings Intermediate LLC	7.375%	10/1/32	303	313
[3]	Allied Universal Holdco LLC	6.875%	6/15/30	595	603
[3]	Allison Transmission Inc.	4.750%	10/1/27	510	505
	Ally Financial Inc.	5.737%	5/15/29	85	87
[3]	Alumina Pty Ltd.	6.125%	3/15/30	50	51
[3]	Alumina Pty Ltd.	6.375%	9/15/32	840	856
[3]	AMC Networks Inc.	10.250%	1/15/29	450	467
	AMC Networks Inc.	4.250%	2/15/29	495	396
[3,7]	AMC Networks Inc.	10.500%	7/15/32	110	111
[3]	Amcor Flexibles North America Inc.	4.800%	3/17/28	230	232
[3]	Amcor Flexibles North America Inc.	5.100%	3/17/30	170	173
	Ameren Illinois Co.	4.950%	6/1/33	50	51
[3]	American Airlines Inc.	5.500%	4/20/26	42	42
[3]	American Airlines Inc.	7.250%	2/15/28	94	96
[3]	American Airlines Inc.	5.750%	4/20/29	350	351
[3]	American Airlines Inc.	8.500%	5/15/29	615	644
	American Axle & Manufacturing Inc.	5.000%	10/1/29	125	114
[3]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	125	122
[3]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	45	43
	American Electric Power Co. Inc.	5.200%	1/15/29	190	195
	American Homes 4 Rent LP	4.950%	6/15/30	65	66
	American Tower Corp.	2.100%	6/15/30	50	44
	Amgen Inc.	5.250%	3/2/30	135	139
[3]	AmWINS Group Inc.	6.375%	2/15/29	175	178
[3]	AmWINS Group Inc.	4.875%	6/30/29	55	53
[3]	Antero Midstream Partners LP	6.625%	2/1/32	105	108
	Aon North America Inc.	5.150%	3/1/29	190	195
	Apollo Global Management Inc.	6.000%	12/15/54	114	112
[3]	Arcosa Inc.	6.875%	8/15/32	120	124
[3]	Ardagh Metal Packaging Finance USA LLC	6.000%	6/15/27	20	20
[3]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/29	310	283
	Ares Capital Corp.	5.875%	3/1/29	70	71
	Ares Capital Corp.	5.950%	7/15/29	430	440
	Ares Strategic Income Fund	5.700%	3/15/28	100	101
	Ares Strategic Income Fund	6.350%	8/15/29	14	14
	Arizona Public Service Co.	5.550%	8/1/33	590	604
	Arthur J Gallagher & Co.	4.600%	12/15/27	140	141
[3]	Asbury Automotive Group Inc.	5.000%	2/15/32	50	48
[3]	Ascent Resources Utica Holdings LLC	6.625%	10/15/32	1,050	1,068
[3]	Ascent Resources Utica Holdings LLC	6.625%	7/15/33	300	305
	Assurant Inc.	4.900%	3/27/28	9	9
	AT&T Inc.	4.700%	8/15/30	250	252
	AT&T Inc.	2.750%	6/1/31	155	140
	AT&T Inc.	5.375%	8/15/35	675	687
	AT&T Inc.	6.050%	8/15/56	350	358
[3]	AthenaHealth Group Inc.	6.500%	2/15/30	260	256
	Athene Holding Ltd.	6.625%	10/15/54	278	274
	AutoZone Inc.	6.250%	11/1/28	40	42
	Avery Dennison Corp.	4.875%	12/6/28	66	67
[3]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	215	227
[3]	Axalta Coating Systems LLC	4.750%	6/15/27	160	159
[3]	Axon Enterprise Inc.	6.125%	3/15/30	30	31
[3]	Axon Enterprise Inc.	6.250%	3/15/33	90	93
	Ball Corp.	6.875%	3/15/28	95	97
	Ball Corp.	6.000%	6/15/29	35	36
	Ball Corp.	2.875%	8/15/30	250	225
	Ball Corp.	3.125%	9/15/31	60	54
	Bank of America Corp.	5.933%	9/15/27	450	458
[4]	Bank of America Corp.	3.970%	3/5/29	50	49
[4]	Bank of America Corp.	2.087%	6/14/29	100	94

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Bank of America Corp.	4.271%	7/23/29	90	90
[4]	Bank of America Corp.	3.194%	7/23/30	100	95
	Bank of America Corp.	2.572%	10/20/32	180	158
	Bank of America Corp.	5.518%	10/25/35	200	200
	Bank of America Corp.	5.744%	2/12/36	380	386
	Bank of New York Mellon Corp.	4.543%	2/1/29	100	101
	Bank of New York Mellon Corp.	5.060%	7/22/32	103	105
[4]	Bank of New York Mellon Corp.	5.834%	10/25/33	100	106
	Bank of New York Mellon Corp.	4.706%	2/1/34	20	20
[4]	Bank of New York Mellon Corp.	4.967%	4/26/34	26	26
[4]	Bank of New York Mellon Corp.	6.474%	10/25/34	110	121
[4]	Bank of New York Mellon Corp.	5.188%	3/14/35	140	142
	Bath & Body Works Inc.	6.875%	11/1/35	75	78
[3]	Bausch + Lomb Corp.	8.375%	10/1/28	144	150
	Becton Dickinson & Co.	4.874%	2/8/29	100	101
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	90	87
	Berry Global Inc.	5.650%	1/15/34	14	14
[3]	Big River Steel LLC	6.625%	1/31/29	405	408
[3]	Blackstone Holdings Finance Co. LLC	2.000%	1/30/32	69	58
	Block Inc.	2.750%	6/1/26	20	20
	Block Inc.	6.500%	5/15/32	380	392
[3]	Blue Racer Midstream LLC	7.000%	7/15/29	185	193
[3]	Blue Racer Midstream LLC	7.250%	7/15/32	85	90
	Boardwalk Pipelines LP	4.800%	5/3/29	29	29
	Boeing Co.	5.040%	5/1/27	1,710	1,723
	Boeing Co.	3.625%	2/1/31	465	438
	Boeing Co.	6.528%	5/1/34	300	326
[3]	Boost Newco Borrower LLC	7.500%	1/15/31	110	117
	BorgWarner Inc.	4.950%	8/15/29	40	41
	Boyd Gaming Corp.	4.750%	12/1/27	150	149
	BP Capital Markets America Inc.	3.633%	4/6/30	45	44
	BP Capital Markets America Inc.	4.893%	9/11/33	350	351
	Brandywine Operating Partnership LP	8.875%	4/12/29	130	141
	Bristol-Myers Squibb Co.	5.750%	2/1/31	30	32
	Broadcom Inc.	5.150%	11/15/31	170	175
[3]	Broadcom Inc.	4.150%	4/15/32	65	63
[3]	Broadcom Inc.	3.419%	4/15/33	90	82
	Brown & Brown Inc.	4.700%	6/23/28	75	76
	Brown & Brown Inc.	5.250%	6/23/32	53	54
	Brown & Brown Inc.	5.650%	6/11/34	100	103
[3]	Builders FirstSource Inc.	6.375%	3/1/34	615	627
[3]	Builders FirstSource Inc.	6.750%	5/15/35	120	124
[3]	Cable One Inc.	4.000%	11/15/30	269	212
[3]	CACI International Inc.	6.375%	6/15/33	345	356
[3]	Caesars Entertainment Inc.	4.625%	10/15/29	200	191
[3]	Caesars Entertainment Inc.	7.000%	2/15/30	30	31
[3]	Caesars Entertainment Inc.	6.500%	2/15/32	120	123
[3]	Calpine Corp.	4.500%	2/15/28	370	367
[3]	Calpine Corp.	4.625%	2/1/29	320	316
	Capital One Financial Corp.	6.312%	6/8/29	85	89
	Capital One Financial Corp.	5.700%	2/1/30	165	171
	Capital One Financial Corp.	3.273%	3/1/30	150	144
	Capital One Financial Corp.	6.183%	1/30/36	415	422
[3]	Carnival Corp.	5.750%	3/1/27	340	343
[3]	Carnival Corp.	4.000%	8/1/28	130	127
[3]	Carnival Corp.	6.000%	5/1/29	320	323
[3]	Carnival Corp.	5.750%	3/15/30	320	326
[3]	Carnival Corp.	5.875%	6/15/31	310	316
	Caterpillar Inc.	5.200%	5/15/35	360	367
[3]	CCO Holdings LLC	5.000%	2/1/28	180	178
[3]	CCO Holdings LLC	4.750%	3/1/30	1,355	1,313
[3]	CCO Holdings LLC	4.500%	8/15/30	805	767
[3]	CCO Holdings LLC	4.250%	2/1/31	300	280

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CCO Holdings LLC	4.500%	5/1/32	515	479
	Centene Corp.	2.450%	7/15/28	100	93
	Centene Corp.	3.375%	2/15/30	140	129
	Centene Corp.	3.000%	10/15/30	90	80
[3]	Central Parent Inc.	7.250%	6/15/29	50	41
[3]	Central Parent LLC	8.000%	6/15/29	195	161
[3]	Champ Acquisition Corp.	8.375%	12/1/31	310	331
[3]	Charles River Laboratories International Inc.	3.750%	3/15/29	250	235
	Charles Schwab Corp.	5.643%	5/19/29	60	62
	Charles Schwab Corp.	6.196%	11/17/29	70	74
	Charles Schwab Corp.	6.136%	8/24/34	252	273
[3]	Chart Industries Inc.	7.500%	1/1/30	20	21
[3]	Chart Industries Inc.	9.500%	1/1/31	210	224
	Charter Communications Operating LLC	6.150%	11/10/26	500	510
	Charter Communications Operating LLC	3.750%	2/15/28	460	451
	Charter Communications Operating LLC	4.200%	3/15/28	380	377
	Charter Communications Operating LLC	5.050%	3/30/29	22	22
	Charter Communications Operating LLC	6.100%	6/1/29	412	431
	Charter Communications Operating LLC	6.484%	10/23/45	115	114
	Chemours Co.	5.375%	5/15/27	100	99
[3]	Chemours Co.	5.750%	11/15/28	160	150
[3]	Chemours Co.	4.625%	11/15/29	870	758
[3]	Chemours Co.	8.000%	1/15/33	435	407
	Cheniere Energy Inc.	4.625%	10/15/28	16	16
	Cheniere Energy Partners LP	4.000%	3/1/31	130	124
	Cheniere Energy Partners LP	3.250%	1/31/32	30	27
	Cheniere Energy Partners LP	5.950%	6/30/33	5	5
[3,7]	Cheniere Energy Partners LP	5.550%	10/30/35	210	212
[3]	Chord Energy Corp.	6.750%	3/15/33	125	128
[3]	Churchill Downs Inc.	5.500%	4/1/27	80	80
[3]	Churchill Downs Inc.	4.750%	1/15/28	200	197
[3]	Churchill Downs Inc.	5.750%	4/1/30	65	65
	Citigroup Inc.	4.643%	5/7/28	1,035	1,038
	Citigroup Inc.	4.125%	7/25/28	75	74
	Citizens Financial Group Inc.	5.253%	3/5/31	87	88
[3]	Civitas Resources Inc.	8.375%	7/1/28	170	174
[3]	Civitas Resources Inc.	8.625%	11/1/30	225	228
[3]	Civitas Resources Inc.	8.750%	7/1/31	95	96
[3]	Civitas Resources Inc.	9.625%	6/15/33	585	600
[3]	Clarios Global LP	8.500%	5/15/27	185	186
[3]	Clarios Global LP	6.750%	2/15/30	350	364
[3]	Clean Harbors Inc.	4.875%	7/15/27	80	80
[3]	Clean Harbors Inc.	6.375%	2/1/31	20	20
[3]	Clearway Energy Operating LLC	4.750%	3/15/28	360	355
[3]	Clearway Energy Operating LLC	3.750%	2/15/31	140	129
[3]	Clearway Energy Operating LLC	3.750%	1/15/32	124	111
[3]	Cleveland-Cliffs Inc.	6.750%	4/15/30	100	96
[3]	Cleveland-Cliffs Inc.	7.500%	9/15/31	605	584
[3]	Cleveland-Cliffs Inc.	7.375%	5/1/33	380	357
[3]	Cloud Software Group Inc.	6.500%	3/31/29	334	337
[3]	Cloud Software Group Inc.	9.000%	9/30/29	160	166
[3]	Cloud Software Group Inc.	8.250%	6/30/32	755	804
[3]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/32	170	174
[3]	CNX Resources Corp.	6.000%	1/15/29	140	141
[3]	CNX Resources Corp.	7.375%	1/15/31	15	16
[3]	CNX Resources Corp.	7.250%	3/1/32	300	311
[3]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	75	76
[3]	Community Health Systems Inc.	5.625%	3/15/27	500	492
[3]	Community Health Systems Inc.	10.875%	1/15/32	365	386
	Conagra Brands Inc.	5.300%	10/1/26	55	56
	Constellation Brands Inc.	2.250%	8/1/31	50	43
	Corebridge Financial Inc.	3.650%	4/5/27	60	59
	Corebridge Financial Inc.	3.850%	4/5/29	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corebridge Financial Inc.	3.900%	4/5/32	60	56
	Coterra Energy Inc.	5.400%	2/15/35	210	208
	Cotiviti Inc.	7.625%	5/1/31	165	165
[3]	Credit Acceptance Corp.	6.625%	3/15/30	920	933
[3]	Crown Americas LLC	5.875%	6/1/33	1,220	1,228
[3]	CSC Holdings LLC	11.750%	1/31/29	95	90
[3]	CSC Holdings LLC	4.125%	12/1/30	180	128
[3]	CSC Holdings LLC	3.375%	2/15/31	25	17
[3]	CSC Holdings LLC	4.500%	11/15/31	175	123
	CubeSmart LP	2.500%	2/15/32	45	39
	CVS Health Corp.	4.300%	3/25/28	93	93
	CVS Health Corp.	3.250%	8/15/29	45	43
	CVS Health Corp.	5.250%	2/21/33	80	81
	CVS Health Corp.	5.300%	6/1/33	120	121
	Dana Inc.	5.625%	6/15/28	20	20
	Dana Inc.	4.250%	9/1/30	230	227
	Dana Inc.	4.500%	2/15/32	155	151
[3]	DaVita Inc.	4.625%	6/1/30	475	455
[3]	DaVita Inc.	3.750%	2/15/31	220	200
[3]	DaVita Inc.	6.875%	9/1/32	395	410
[3]	DaVita Inc.	6.750%	7/15/33	190	196
	Dell International LLC	4.900%	10/1/26	325	327
	Dell International LLC	4.350%	2/1/30	601	596
	Dell International LLC	5.400%	4/15/34	17	17
[3]	Delta Air Lines Inc.	4.750%	10/20/28	466	468
[3]	Diamond Foreign Asset Co.	8.500%	10/1/30	515	536
	Diamondback Energy Inc.	5.200%	4/18/27	295	299
	Diamondback Energy Inc.	3.125%	3/24/31	5	5
[3]	Diebold Nixdorf Inc.	7.750%	3/31/30	70	74
[3]	Directv Financing LLC	5.875%	8/15/27	95	95
[3]	DISH Network Corp.	11.750%	11/15/27	235	242
[3]	DT Midstream Inc.	4.125%	6/15/29	275	266
	DTE Electric Co.	5.250%	5/15/35	250	255
[4]	DTE Energy Co.	3.400%	6/15/29	50	48
	Duke Energy Corp.	5.000%	12/8/27	10	10
	Duke Energy Progress LLC	3.400%	4/1/32	50	46
	Duke Energy Progress LLC	5.250%	3/15/33	330	341
	Eastman Chemical Co.	4.500%	12/1/28	34	34
	Eastman Chemical Co.	5.000%	8/1/29	295	299
	Eaton Capital ULC	4.450%	5/9/30	30	30
	Edison International	5.250%	3/15/32	30	28
[3]	Element Solutions Inc.	3.875%	9/1/28	195	189
	Elevance Health Inc.	5.150%	6/15/29	70	72
	Elevance Health Inc.	5.375%	6/15/34	400	409
[3]	Ellucian Holdings Inc.	6.500%	12/1/29	150	154
[3]	Endo Finance Holdings Inc.	8.500%	4/15/31	130	138
[3]	Energizer Holdings Inc.	4.750%	6/15/28	322	313
[3]	Energizer Holdings Inc.	4.375%	3/31/29	270	256
	Energy Transfer LP	4.400%	3/15/27	70	70
[4]	Energy Transfer LP	5.500%	6/1/27	164	167
	Energy Transfer LP	5.250%	4/15/29	70	72
	Energy Transfer LP	5.200%	4/1/30	250	255
	Energy Transfer LP	6.400%	12/1/30	165	178
	Energy Transfer LP	5.750%	2/15/33	40	42
[3]	Enpro Inc.	6.125%	6/1/33	310	317
[3]	Entegris Inc.	4.375%	4/15/28	80	78
[3]	Entegris Inc.	4.750%	4/15/29	55	54
[3]	Entegris Inc.	5.950%	6/15/30	250	254
[3]	EQT Corp.	7.500%	6/1/27	50	51
	EQT Corp.	3.900%	10/1/27	18	18
[3]	EQT Corp.	4.500%	1/15/29	5	5
[3]	EQT Corp.	7.500%	6/1/30	155	170
[3]	Excelerate Energy LP	8.000%	5/15/30	185	195

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exelon Corp.	3.350%	3/15/32	80	74
	Extra Space Storage LP	5.700%	4/1/28	50	52
	Extra Space Storage LP	5.900%	1/15/31	130	137
[3]	Fair Isaac Corp.	6.000%	5/15/33	160	162
	Fifth Third Bancorp	3.950%	3/14/28	100	99
	Fifth Third Bancorp	4.055%	4/25/28	586	582
	Fifth Third Bancorp	6.339%	7/27/29	100	105
	Fifth Third Bancorp	4.895%	9/6/30	130	131
[3]	First Student Bidco Inc.	4.000%	7/31/29	65	61
[3]	FirstEnergy Transmission LLC	2.866%	9/15/28	80	76
	FirstEnergy Transmission LLC	5.000%	1/15/35	200	198
	Fiserv Inc.	4.750%	3/15/30	500	504
	FMC Corp.	5.650%	5/18/33	230	227
	FMC Corp.	8.450%	11/1/55	365	374
[3]	Focus Financial Partners LLC	6.750%	9/15/31	165	168
	Ford Motor Co.	9.625%	4/22/30	5	6
	Ford Motor Credit Co. LLC	2.700%	8/10/26	5	5
	Ford Motor Credit Co. LLC	3.815%	11/2/27	110	106
	Ford Motor Credit Co. LLC	6.800%	5/12/28	320	331
	Ford Motor Credit Co. LLC	7.200%	6/10/30	95	100
	Ford Motor Credit Co. LLC	6.054%	11/5/31	200	199
[3]	Fortrea Holdings Inc.	7.500%	7/1/30	45	41
[3]	Foundry JV Holdco LLC	5.500%	1/25/31	1,200	1,231
[3]	Foundry JV Holdco LLC	6.150%	1/25/32	550	578
[3]	Foundry JV Holdco LLC	5.900%	1/25/33	200	207
[3]	Freedom Mortgage Corp.	12.250%	10/1/30	200	222
[3]	Freedom Mortgage Holdings LLC	9.250%	2/1/29	175	182
[3]	Freedom Mortgage Holdings LLC	9.125%	5/15/31	400	412
[3]	Freedom Mortgage Holdings LLC	8.375%	4/1/32	300	303
[3]	Frontier Communications Holdings LLC	5.000%	5/1/28	160	160
[3]	Frontier Communications Holdings LLC	8.625%	3/15/31	130	138
[3]	Garrett Motion Holdings Inc.	7.750%	5/31/32	270	281
[3]	Gates Corp.	6.875%	7/1/29	110	114
	GATX Corp.	3.250%	9/15/26	34	34
	GATX Corp.	4.550%	11/7/28	7	7
	GATX Corp.	4.700%	4/1/29	17	17
	GE HealthCare Technologies Inc.	4.800%	8/14/29	50	51
	GE HealthCare Technologies Inc.	4.800%	1/15/31	110	111
	GE HealthCare Technologies Inc.	5.500%	6/15/35	100	102
[3]	Gen Digital Inc.	6.250%	4/1/33	125	129
	General Dynamics Corp.	4.950%	8/15/35	60	60
	General Motors Financial Co. Inc.	4.350%	1/17/27	275	273
	General Motors Financial Co. Inc.	5.000%	4/9/27	125	126
	General Motors Financial Co. Inc.	5.350%	7/15/27	45	46
	General Motors Financial Co. Inc.	3.850%	1/5/28	50	49
	General Motors Financial Co. Inc.	2.400%	10/15/28	535	498
	General Motors Financial Co. Inc.	5.550%	7/15/29	165	169
	General Motors Financial Co. Inc.	5.850%	4/6/30	60	62
	General Motors Financial Co. Inc.	3.600%	6/21/30	60	56
	General Motors Financial Co. Inc.	5.750%	2/8/31	165	170
	General Motors Financial Co. Inc.	6.400%	1/9/33	60	63
[3]	Genesee & Wyoming Inc.	6.250%	4/15/32	170	174
	Genesis Energy LP	8.250%	1/15/29	300	314
	Genesis Energy LP	8.000%	5/15/33	130	136
	Georgia Power Co.	4.700%	5/15/32	20	20
	Georgia Power Co.	4.950%	5/17/33	122	123
[3]	Georgia-Pacific LLC	2.300%	4/30/30	50	45
[3]	Global Atlantic Fin Co.	7.950%	6/15/33	230	261
	Golub Capital Private Credit Fund	5.875%	5/1/30	123	123
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	160	156
	Goodyear Tire & Rubber Co.	6.625%	7/15/30	630	643
	Goodyear Tire & Rubber Co.	5.625%	4/30/33	205	196
[3]	Graphic Packaging International LLC	4.750%	7/15/27	150	147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Graphic Packaging International LLC	3.750%	2/1/30	150	141
[3]	Graphic Packaging International LLC	6.375%	7/15/32	165	168
	Haleon US Capital LLC	3.625%	3/24/32	15	14
[3]	Hanesbrands Inc.	9.000%	2/15/31	150	159
[3]	HBC US Holdings LLC	11.000%	12/15/29	70	27
	HCA Inc.	5.250%	3/1/30	140	144
	HCA Inc.	5.450%	4/1/31	165	170
	HCA Inc.	3.625%	3/15/32	100	92
	Helmerich & Payne Inc.	2.900%	9/29/31	30	25
[3]	Herc Holdings Inc.	6.625%	6/15/29	105	108
[3]	Herc Holdings Inc.	7.000%	6/15/30	260	272
[3]	Herc Holdings Inc.	7.250%	6/15/33	365	383
	Hess Corp.	7.875%	10/1/29	55	62
	Hess Corp.	7.300%	8/15/31	5	6
[3]	Hess Midstream Operations LP	6.500%	6/1/29	120	123
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	92	92
	Hewlett Packard Enterprise Co.	4.850%	10/15/31	120	120
	Hewlett Packard Enterprise Co.	5.000%	10/15/34	505	490
	Highwoods Realty LP	2.600%	2/1/31	100	86
	Highwoods Realty LP	7.650%	2/1/34	108	122
	Hillenbrand Inc.	6.250%	2/15/29	150	153
[3]	Hilton Domestic Operating Co. Inc.	4.000%	5/1/31	350	329
[3]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/33	625	637
	HPS Corporate Lending Fund	5.450%	1/14/28	710	712
	HPS Corporate Lending Fund	6.750%	1/30/29	70	72
	HSBC USA Inc.	4.650%	6/3/28	240	242
[3]	HUB International Ltd.	7.250%	6/15/30	50	52
[3]	HUB International Ltd.	7.375%	1/31/32	155	162
	Hudson Pacific Properties LP	3.950%	11/1/27	45	43
	Hudson Pacific Properties LP	5.950%	2/15/28	500	488
	Huntington Bancshares Inc.	6.208%	8/21/29	130	136
	Huntington Bancshares Inc.	5.272%	1/15/31	40	41
	Huntington Bancshares Inc.	5.709%	2/2/35	274	280
	Huntington Bancshares Inc.	2.487%	8/15/36	50	42
	Huntington Bancshares Inc.	6.141%	11/18/39	130	133
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	130	134
	Huntington National Bank	4.871%	4/12/28	250	252
	Hyatt Hotels Corp.	5.250%	6/30/29	5	5
[3]	Imola Merger Corp.	4.750%	5/15/29	615	594
	Ingersoll Rand Inc.	5.197%	6/15/27	30	31
	Ingersoll Rand Inc.	5.176%	6/15/29	30	31
	Intel Corp.	4.875%	2/10/28	80	81
	Intel Corp.	2.450%	11/15/29	426	390
	Intel Corp.	2.000%	8/12/31	54	46
	Intel Corp.	4.150%	8/5/32	120	114
	Intel Corp.	5.200%	2/10/33	105	106
	Intel Corp.	5.150%	2/21/34	89	89
	Intercontinental Exchange Inc.	2.100%	6/15/30	40	36
	Intercontinental Exchange Inc.	5.250%	6/15/31	100	104
[3]	IQVIA Inc.	6.250%	6/1/32	525	539
	Jacobs Engineering Group Inc.	5.900%	3/1/33	100	104
	JBS USA Holding Lux Sarl	5.500%	1/15/30	668	686
	JBS USA Holding Lux Sarl	6.750%	3/15/34	52	57
	Jersey Central Power & Light Co.	5.100%	1/15/35	120	120
[3]	JetBlue Airways Corp.	9.875%	9/20/31	895	871
[3]	JH North America Holdings Inc.	5.875%	1/31/31	35	35
[3]	JH North America Holdings Inc.	6.125%	7/31/32	60	61
	JPMorgan Chase & Co.	1.578%	4/22/27	150	147
	JPMorgan Chase & Co.	1.470%	9/22/27	187	180
	JPMorgan Chase & Co.	5.571%	4/22/28	100	102
	JPMorgan Chase & Co.	4.323%	4/26/28	50	50
[4]	JPMorgan Chase & Co.	3.540%	5/1/28	200	197
[4]	JPMorgan Chase & Co.	2.182%	6/1/28	22	21

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	4.979%	7/22/28	447	453
	JPMorgan Chase & Co.	4.505%	10/22/28	1,710	1,715
[4]	JPMorgan Chase & Co.	4.005%	4/23/29	50	50
	JPMorgan Chase & Co.	5.012%	1/23/30	270	275
	JPMorgan Chase & Co.	4.603%	10/22/30	160	161
	JPMorgan Chase & Co.	5.140%	1/24/31	260	267
	JPMorgan Chase & Co.	1.953%	2/4/32	228	198
	JPMorgan Chase & Co.	4.586%	4/26/33	5	5
	JPMorgan Chase & Co.	5.572%	4/22/36	240	249
[3]	Kaiser Aluminum Corp.	4.625%	3/1/28	325	318
[3]	Kaiser Aluminum Corp.	4.500%	6/1/31	150	140
	KB Home	7.250%	7/15/30	30	31
[3]	KeHE Distributors LLC	9.000%	2/15/29	540	559
	Kenvue Inc.	5.000%	3/22/30	60	62
	Keurig Dr Pepper Inc.	3.200%	5/1/30	20	19
	Keurig Dr Pepper Inc.	5.300%	3/15/34	60	61
	KeyBank NA	5.000%	1/26/33	50	49
	KeyCorp	6.401%	3/6/35	40	43
	Kinder Morgan Inc.	5.150%	6/1/30	140	143
	Kinder Morgan Inc.	5.850%	6/1/35	200	207
[3]	Kinetik Holdings LP	6.625%	12/15/28	305	312
[3]	Kinetik Holdings LP	5.875%	6/15/30	15	15
	Kraft Heinz Foods Co.	3.750%	4/1/30	159	154
	Kyndryl Holdings Inc.	6.350%	2/20/34	40	43
	L3Harris Technologies Inc.	5.250%	6/1/31	160	165
	Laboratory Corp. of America Holdings	4.550%	4/1/32	15	15
[3]	Ladder Capital Finance Holdings LLLP	5.250%	10/1/25	100	100
[3]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	90	88
	Lamar Media Corp.	3.750%	2/15/28	200	194
[3]	Lamb Weston Holdings Inc.	4.125%	1/31/30	898	856
[3]	Level 3 Financing Inc.	3.875%	11/15/29	100	81
[3]	LifePoint Health Inc.	11.000%	10/15/30	190	210
[3]	Lithia Motors Inc.	4.625%	12/15/27	70	69
[3]	Lithia Motors Inc.	3.875%	6/1/29	70	67
[3]	Live Nation Entertainment Inc.	5.625%	3/15/26	120	120
[3]	Live Nation Entertainment Inc.	6.500%	5/15/27	110	112
[3]	Live Nation Entertainment Inc.	3.750%	1/15/28	150	146
	LPL Holdings Inc.	6.750%	11/17/28	140	149
	M&T Bank Corp.	4.553%	8/16/28	300	301
	M&T Bank Corp.	7.413%	10/30/29	161	175
	M&T Bank Corp.	5.179%	7/8/31	148	150
	M&T Bank Corp.	6.082%	3/13/32	238	251
	M&T Bank Corp.	5.053%	1/27/34	48	47
[4]	M&T Bank Corp.	5.385%	1/16/36	25	25
[3]	Magnera Corp.	7.250%	11/15/31	220	207
	Manufacturers & Traders Trust Co.	4.762%	7/6/28	250	252
[3]	Mars Inc.	5.000%	3/1/32	1,845	1,870
[3]	Matador Resources Co.	6.500%	4/15/32	300	300
[3]	Matador Resources Co.	6.250%	4/15/33	40	40
[3]	Match Group Holdings II LLC	4.625%	6/1/28	172	168
[3]	Match Group Holdings II LLC	5.625%	2/15/29	15	15
[3]	Match Group Holdings II LLC	4.125%	8/1/30	258	242
[3]	McAfee Corp.	7.375%	2/15/30	490	463
	McKesson Corp.	4.950%	5/30/32	795	805
[3]	Medline Borrower LP	3.875%	4/1/29	865	831
[3]	Medline Borrower LP	6.250%	4/1/29	270	277
[3]	Medline Borrower LP	5.250%	10/1/29	230	228
	MGM Resorts International	6.500%	4/15/32	355	361
[3]	Midcontinent Communications	8.000%	8/15/32	545	578
[3]	Mileage Plus Holdings LLC	6.500%	6/20/27	534	535
[3]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/32	80	82
[3]	MIWD Holdco II LLC	5.500%	2/1/30	570	542
	Morgan Stanley	2.475%	1/21/28	100	97

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	5.173%	1/16/30	560	572
	Morgan Stanley	4.654%	10/18/30	1,000	1,002
	Morgan Stanley	5.230%	1/15/31	235	241
	Morgan Stanley	5.466%	1/18/35	50	51
	Morgan Stanley	5.664%	4/17/36	245	254
[4]	Morgan Stanley Bank NA	4.968%	7/14/28	822	832
	Motorola Solutions Inc.	5.200%	8/15/32	245	249
	MPT Operating Partnership LP	3.500%	3/15/31	100	71
[3]	MPT Operating Partnership LP	8.500%	2/15/32	665	696
	Nasdaq Inc.	5.350%	6/28/28	112	115
[3]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/29	400	408
[3]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	180	181
[3]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	75	78
	Navient Corp.	4.875%	3/15/28	58	57
	Navient Corp.	5.500%	3/15/29	150	147
	Navient Corp.	9.375%	7/25/30	235	259
[3]	NCL Corp. Ltd.	5.875%	2/15/27	215	216
[3]	NCL Corp. Ltd.	8.125%	1/15/29	20	21
[3]	NCL Corp. Ltd.	7.750%	2/15/29	35	37
[3]	NCL Corp. Ltd.	6.750%	2/1/32	710	725
[3]	NCL Finance Ltd.	6.125%	3/15/28	150	152
	Nevada Power Co.	6.250%	5/15/55	80	80
	Newell Brands Inc.	6.375%	9/15/27	124	126
[3]	Newell Brands Inc.	8.500%	6/1/28	150	158
	Newell Brands Inc.	6.625%	9/15/29	631	625
	Newell Brands Inc.	6.375%	5/15/30	165	160
	Newell Brands Inc.	6.625%	5/15/32	220	210
	Newell Brands Inc.	6.875%	4/1/36	50	48
	Newell Brands Inc.	7.000%	4/1/46	375	319
[3]	News Corp.	3.875%	5/15/29	335	321
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/34	280	283
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/55	220	225
	NiSource Inc.	5.250%	3/30/28	30	31
	NiSource Inc.	5.200%	7/1/29	205	210
	NiSource Inc.	5.400%	6/30/33	20	20
	NNN REIT Inc.	5.600%	10/15/33	50	52
	Northrop Grumman Corp.	5.250%	7/15/35	80	82
[3]	Novelis Corp.	3.250%	11/15/26	200	197
[3]	Novelis Corp.	4.750%	1/30/30	161	154
[3]	Novelis Corp.	6.875%	1/30/30	345	357
[3]	Novelis Corp.	3.875%	8/15/31	641	575
[3]	NRG Energy Inc.	5.750%	7/15/29	110	110
[3]	NRG Energy Inc.	6.250%	11/1/34	300	306
	Nucor Corp.	3.125%	4/1/32	10	9
	OGE Energy Corp.	5.450%	5/15/29	80	83
[3]	Olin Corp.	6.625%	4/1/33	525	517
[3]	Olympus Water US Holding Corp.	4.250%	10/1/28	165	157
[3]	Olympus Water US Holding Corp.	9.750%	11/15/28	370	390
[3]	Olympus Water US Holding Corp.	7.250%	6/15/31	250	255
	Omega Healthcare Investors Inc.	3.625%	10/1/29	120	114
	OneMain Finance Corp.	3.500%	1/15/27	440	431
	OneMain Finance Corp.	6.625%	1/15/28	325	335
	OneMain Finance Corp.	3.875%	9/15/28	75	72
	OneMain Finance Corp.	9.000%	1/15/29	100	105
	OneMain Finance Corp.	6.625%	5/15/29	400	411
	ONEOK Inc.	5.800%	11/1/30	55	58
	Oracle Corp.	4.800%	8/3/28	240	244
[4]	Oracle Corp.	4.200%	9/27/29	386	383
	Oracle Corp.	2.875%	3/25/31	20	18
	Oracle Corp.	6.250%	11/9/32	30	32
[3]	Organon & Co.	4.125%	4/30/28	251	241
[3]	Organon & Co.	6.750%	5/15/34	70	67
[3]	Outfront Media Capital LLC	7.375%	2/15/31	250	265

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	345	354
[3]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	370	377
	Pacific Gas & Electric Co.	2.100%	8/1/27	190	180
	Pacific Gas & Electric Co.	2.500%	2/1/31	250	217
[3]	Panther Escrow Issuer LLC	7.125%	6/1/31	300	312
	Paramount Global	2.900%	1/15/27	24	23
	Paramount Global	4.950%	1/15/31	298	290
	Paramount Global	4.375%	3/15/43	75	55
	Paramount Global	6.375%	3/30/62	150	147
[3]	Park Intermediate Holdings LLC	7.000%	2/1/30	140	144
[3]	Pattern Energy Operations LP	4.500%	8/15/28	245	237
	Paychex Inc.	5.600%	4/15/35	70	72
[3]	Pebblebrook Hotel LP	6.375%	10/15/29	45	45
[3]	Penn Entertainment Inc.	4.125%	7/1/29	140	130
[3]	Performance Food Group Inc.	5.500%	10/15/27	70	70
[3]	Performance Food Group Inc.	4.250%	8/1/29	160	154
[3]	Performance Food Group Inc.	6.125%	9/15/32	155	159
[3]	Permian Resources Operating LLC	5.875%	7/1/29	85	85
[3]	Permian Resources Operating LLC	9.875%	7/15/31	17	19
	Pfizer Inc.	1.700%	5/28/30	25	22
	Philip Morris International Inc.	5.125%	11/17/27	20	20
	Philip Morris International Inc.	4.625%	11/1/29	1,000	1,010
	Philip Morris International Inc.	5.625%	11/17/29	20	21
	Philip Morris International Inc.	5.125%	2/15/30	50	51
	Philip Morris International Inc.	5.500%	9/7/30	5	5
	Philip Morris International Inc.	5.750%	11/17/32	20	21
	Philip Morris International Inc.	4.875%	4/30/35	225	222
	Phillips 66 Co.	5.250%	6/15/31	85	87
[3]	Phinia Inc.	6.625%	10/15/32	210	213
	Pinnacle West Capital Corp.	4.900%	5/15/28	70	71
	Pioneer Natural Resources Co.	1.900%	8/15/30	100	89
	PNC Financial Services Group Inc.	5.582%	6/12/29	150	155
	PNC Financial Services Group Inc.	5.492%	5/14/30	420	435
	PNC Financial Services Group Inc.	5.222%	1/29/31	240	246
	PNC Financial Services Group Inc.	6.037%	10/28/33	250	266
[3]	Post Holdings Inc.	5.500%	12/15/29	82	82
[3]	Post Holdings Inc.	6.250%	2/15/32	220	226
[3]	Post Holdings Inc.	6.375%	3/1/33	270	273
	Prologis LP	5.250%	5/15/35	245	248
	Prudential Financial Inc.	6.500%	3/15/54	50	52
[3]	PSEG Power LLC	5.750%	5/15/35	300	309
	Quest Diagnostics Inc.	4.200%	6/30/29	50	50
	Quest Diagnostics Inc.	4.625%	12/15/29	960	969
[3]	Quikrete Holdings Inc.	6.375%	3/1/32	740	761
[3]	Quikrete Holdings Inc.	6.750%	3/1/33	260	268
[3]	Radiology Partners Inc.	8.500%	7/15/32	205	206
	Range Resources Corp.	8.250%	1/15/29	350	360
[3]	Raven Acquisition Holdings LLC	6.875%	11/15/31	105	105
	Realty Income Corp.	2.200%	6/15/28	192	181
	Realty Income Corp.	2.700%	2/15/32	45	40
	Regions Financial Corp.	5.722%	6/6/30	647	668
	Regions Financial Corp.	5.502%	9/6/35	265	266
	Revvity Inc.	3.300%	9/15/29	69	65
[3]	RHP Hotel Properties LP	6.500%	4/1/32	650	668
[3]	RHP Hotel Properties LP	6.500%	6/15/33	125	129
[3]	Rivers Enterprise Borrower LLC	6.625%	2/1/33	85	85
[3]	Rocket Cos. Inc.	6.125%	8/1/30	710	724
[3]	Rocket Cos. Inc.	6.375%	8/1/33	230	235
[3]	Rocket Mortgage LLC	2.875%	10/15/26	185	181
[3]	Rocket Mortgage LLC	3.625%	3/1/29	250	238
[3]	Rocket Mortgage LLC	3.875%	3/1/31	150	139
[3]	Rocket Software Inc.	9.000%	11/28/28	255	263
[3]	Rockies Express Pipeline LLC	6.750%	3/15/33	90	94

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	200	194
[3]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	245	247
[3]	Ryan Specialty LLC	5.875%	8/1/32	400	403
	Ryder System Inc.	6.600%	12/1/33	125	137
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	40	40
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	565	564
	Sabra Health Care LP	3.900%	10/15/29	81	77
	Sabra Health Care LP	3.200%	12/1/31	30	27
	SBA Communications Corp.	3.875%	2/15/27	350	344
	SBA Communications Corp.	3.125%	2/1/29	100	94
[3]	Schlumberger Holdings Corp.	5.000%	5/29/27	230	233
[3]	Scripps Escrow Inc.	5.875%	7/15/27	85	76
[3]	Scripps Escrow II Inc.	3.875%	1/15/29	470	411
[3]	Scripps Escrow II Inc.	5.375%	1/15/31	15	10
[3]	Sealed Air Corp.	4.000%	12/1/27	380	370
[3]	Sealed Air Corp.	6.125%	2/1/28	160	162
[3]	Sealed Air Corp.	5.000%	4/15/29	150	148
[3]	Sealed Air Corp.	7.250%	2/15/31	300	316
	Service Corp. International	3.375%	8/15/30	380	350
	Service Properties Trust	5.500%	12/15/27	115	114
	Service Properties Trust	8.375%	6/15/29	580	605
[3]	Shift4 Payments LLC	6.750%	8/15/32	130	135
[3]	Sirius XM Radio LLC	4.000%	7/15/28	200	192
[3]	Six Flags Entertainment Corp.	6.625%	5/1/32	130	134
[3]	Sixth Street Lending Partners	6.125%	7/15/30	190	194
	Southern California Edison Co.	5.200%	6/1/34	120	116
[4]	Southern Co.	3.700%	4/30/30	75	73
[3]	Spirit AeroSystems Inc.	9.375%	11/30/29	202	215
[3]	Spirit AeroSystems Inc.	9.750%	11/15/30	560	618
[3]	SS&C Technologies Inc.	5.500%	9/30/27	95	95
[3]	Standard Building Solutions Inc.	6.500%	8/15/32	115	118
[3]	Star Parent Inc.	9.000%	10/1/30	325	342
[3]	Starwood Property Trust Inc.	7.250%	4/1/29	200	211
[3]	Starwood Property Trust Inc.	6.000%	4/15/30	205	207
[3]	Starwood Property Trust Inc.	6.500%	10/15/30	100	103
[3]	Stonepeak Nile Parent LLC	7.250%	3/15/32	35	37
[3]	Sunoco LP	7.000%	9/15/28	175	180
	Synopsys Inc.	4.650%	4/1/28	110	111
	Synopsys Inc.	4.850%	4/1/30	140	142
	Synopsys Inc.	5.000%	4/1/32	130	132
	Synopsys Inc.	5.150%	4/1/35	40	40
	Synovus Financial Corp.	6.168%	11/1/30	217	222
[3]	Tallgrass Energy Partners LP	7.375%	2/15/29	585	601
[3]	Tallgrass Energy Partners LP	6.000%	12/31/30	140	137
	Tapestry Inc.	5.100%	3/11/30	55	56
	Targa Resources Corp.	5.200%	7/1/27	35	35
	Targa Resources Corp.	6.150%	3/1/29	105	110
	Targa Resources Corp.	6.125%	3/15/33	45	47
	Targa Resources Corp.	6.500%	3/30/34	105	113
	Targa Resources Partners LP	4.000%	1/15/32	8	7
	Teledyne Technologies Inc.	2.750%	4/1/31	20	18
	Tenet Healthcare Corp.	5.125%	11/1/27	100	100
	Tenet Healthcare Corp.	6.125%	10/1/28	196	196
	Tenet Healthcare Corp.	4.250%	6/1/29	40	39
	Tenet Healthcare Corp.	6.125%	6/15/30	400	407
	Tenet Healthcare Corp.	6.750%	5/15/31	315	326
[3]	Terex Corp.	6.250%	10/15/32	118	118
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	95	97
[3]	TopBuild Corp.	3.625%	3/15/29	125	118
	Toyota Motor Credit Corp.	4.500%	5/14/27	92	93
	Toyota Motor Credit Corp.	5.100%	3/21/31	195	200
[3]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/31	140	142
[3]	TransDigm Inc.	6.750%	8/15/28	495	506

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	TransDigm Inc.	6.375%	3/1/29	504	518
[3]	TransDigm Inc.	7.125%	12/1/31	130	136
[3]	TransDigm Inc.	6.625%	3/1/32	8	8
[3]	TransDigm Inc.	6.375%	5/31/33	1,045	1,050
[3]	Transocean Inc.	8.250%	5/15/29	170	157
[3]	Transocean Inc.	8.750%	2/15/30	616	635
[3]	Transocean Inc.	8.500%	5/15/31	175	156
[3]	Transocean Titan Financing Ltd.	8.375%	2/1/28	32	32
[3]	Triumph Group Inc.	9.000%	3/15/28	154	161
[4]	Truist Financial Corp.	7.161%	10/30/29	60	65
[4]	Truist Financial Corp.	5.071%	5/20/31	405	411
	Uber Technologies Inc.	4.300%	1/15/30	90	90
	Uber Technologies Inc.	4.800%	9/15/34	60	59
[3]	UKG Inc.	6.875%	2/1/31	165	171
[3]	United Airlines Inc.	4.375%	4/15/26	358	355
[3]	United Wholesale Mortgage LLC	5.500%	11/15/25	340	340
	UnitedHealth Group Inc.	4.400%	6/15/28	55	55
	UnitedHealth Group Inc.	4.950%	1/15/32	200	203
	UnitedHealth Group Inc.	5.350%	2/15/33	15	15
	UnitedHealth Group Inc.	4.500%	4/15/33	5	5
	UnitedHealth Group Inc.	5.300%	6/15/35	75	76
[3]	Univision Communications Inc.	8.000%	8/15/28	25	25
[3]	Univision Communications Inc.	7.375%	6/30/30	230	226
[3]	Univision Communications Inc.	8.500%	7/31/31	955	956
	US Bancorp	5.083%	5/15/31	214	218
	US Bancorp	5.836%	6/12/34	93	98
[3]	US Foods Inc.	6.875%	9/15/28	15	16
[3]	US Foods Inc.	4.750%	2/15/29	337	331
[3]	US Foods Inc.	5.750%	4/15/33	115	115
[3]	USI Inc.	7.500%	1/15/32	75	79
[3]	UWM Holdings LLC	6.625%	2/1/30	105	105
[3,7]	Vail Resorts Inc.	5.625%	7/15/30	225	226
[3]	Vail Resorts Inc.	6.500%	5/15/32	575	595
[3]	Valaris Ltd.	8.375%	4/30/30	340	348
[3]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	845	797
[3]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	270	278
[3]	Venture Global LNG Inc.	9.500%	2/1/29	885	964
[3]	Venture Global LNG Inc.	7.000%	1/15/30	115	116
[3]	Venture Global LNG Inc.	8.375%	6/1/31	345	358
[3]	Venture Global LNG Inc.	9.875%	2/1/32	700	756
[3,7]	Venture Global Plaquemines LNG LLC	6.500%	1/15/34	100	100
[3,7]	Venture Global Plaquemines LNG LLC	6.750%	1/15/36	115	115
	Verizon Communications Inc.	1.680%	10/30/30	50	43
	Verizon Communications Inc.	6.400%	9/15/33	400	438
[3]	Viper Energy Inc.	7.375%	11/1/31	85	90
	Virginia Electric & Power Co.	5.300%	8/15/33	400	408
	Virginia Electric & Power Co.	5.000%	1/15/34	50	50
[3]	Vistra Operations Co. LLC	5.050%	12/30/26	140	141
[3]	Vistra Operations Co. LLC	5.625%	2/15/27	130	130
[3]	Vistra Operations Co. LLC	5.000%	7/31/27	80	80
[3]	Vistra Operations Co. LLC	4.375%	5/1/29	205	200
[3]	Vistra Operations Co. LLC	7.750%	10/15/31	125	133
[3]	Vistra Operations Co. LLC	6.875%	4/15/32	85	89
[3]	Vital Energy Inc.	7.750%	7/31/29	180	159
[3]	Vital Energy Inc.	7.875%	4/15/32	65	56
	VMware LLC	1.800%	8/15/28	30	28
	VMware LLC	4.700%	5/15/30	161	162
	VMware LLC	2.200%	8/15/31	60	52
	Vulcan Materials Co.	4.950%	12/1/29	50	51
	Walgreens Boots Alliance Inc.	8.125%	8/15/29	100	106
[4]	Warnermedia Holdings Inc.	3.755%	3/15/27	2	2
[4]	Warnermedia Holdings Inc.	4.279%	3/15/32	5	4
[4]	Warnermedia Holdings Inc.	5.050%	3/15/42	260	175

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Warnermedia Holdings Inc.	5.141%	3/15/52	100	62
	Waste Connections Inc.	5.250%	9/1/35	110	112
[3]	Waste Pro USA Inc.	7.000%	2/1/33	30	31
[3]	Wayfair LLC	7.250%	10/31/29	375	376
	Wells Fargo & Co.	6.491%	10/23/34	119	130
[3]	WESCO Distribution Inc.	6.375%	3/15/29	200	206
[3]	WESCO Distribution Inc.	6.625%	3/15/32	160	166
[3]	WESCO Distribution Inc.	6.375%	3/15/33	200	207
	Western Digital Corp.	4.750%	2/15/26	80	80
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/30	150	152
[3]	WEX Inc.	6.500%	3/15/33	125	126
	Whirlpool Corp.	6.125%	6/15/30	45	45
	Whirlpool Corp.	6.500%	6/15/33	655	657
	Williams Cos. Inc.	4.900%	3/15/29	625	634
	Workday Inc.	3.800%	4/1/32	500	470
[3]	WR Grace Holdings LLC	5.625%	8/15/29	455	412
[3]	WR Grace Holdings LLC	7.375%	3/1/31	325	333
	WRKCo Inc.	4.000%	3/15/28	25	25
[3]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	300	294
	X Corp.	9.500%	10/26/29	515	500
[3]	XHR LP	4.875%	6/1/29	75	73
[3]	XHR LP	6.625%	5/15/30	75	77
[3]	XPLR Infrastructure Operating Partners LP	3.875%	10/15/26	250	244
[3]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/29	100	103
[3]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/31	95	101
					158,031
Zambia (0.3%)
[3]	First Quantum Minerals Ltd.	9.375%	3/1/29	550	584
[3]	First Quantum Minerals Ltd.	8.625%	6/1/31	95	99
					683
Total Corporate Bonds (Cost $185,012)					188,927
Floating Rate Loan Interests (2.5%)
Germany (0.0%)
[5]	TK Elevator Midco GmbH First Lien Term Loan B-1, TSFR3M + 3.000%	7.237%	4/30/30	70	70
United States (2.5%)
[5]	AAdvantage Loyalty IP Ltd. First Lien Term Loan, TSFR3M + 2.250%	6.522%	4/20/28	209	208
[5]	Altera Corp. First Lien Term Loan B, TSFR12M + 3.000%	7.066%	6/18/32	290	290
[5]	American Airlines Inc. First Lien Incremental Term Loan, TSFR3M + 3.250%	7.580%	5/28/32	125	126
[5]	Asurion LLC First Lien Term Loan B-11, TSFR1M + 4.250%	8.677%	8/21/28	196	194
[5]	Asurion LLC First Lien Term Loan B-13, TSFR1M + 4.250%	8.577%	9/19/30	375	364
[5]	AthenaHealth Group Inc. First Lien Initial Term Loan, TSFR1M + 2.750%	7.077%	2/15/29	200	199
[5]	Bausch + Lomb Corp. First Lien Initial Term Loan, TSFR1M + 3.250%	7.679%	5/10/27	263	263
[5]	Bausch + Lomb Corp. First Lien Term Loan B, TSFR12M + 4.250%	8.035%	12/17/30	30	30
[5]	Beach Acquisition Bidco LLC First Lien Term Loan B, TSFR12M + 3.250%	7.316%	6/25/32	100	100
[5]	Belron Finance 2019 LLC First Lien Incremental Term Loan, TSFR3M + 2.750%	7.049%	10/16/31	263	264
[5]	Central Parent LLC First Lien Refinancing Term Loan, TSFR3M + 3.250%	7.546%	7/6/29	99	83
[5]	Chemours Co. First Lien Term Loan, TSFR1M + 3.000%	7.327%	8/18/28	43	43
[5]	Clarios Global LP First Lien Amendment No. 6 Term Loan, TSFR1M + 2.750%	7.077%	1/28/32	305	305
[5]	Cloud Software Group Inc. First Lien Incremental Term Loan B, TSFR3M + 3.750%	8.046%	3/21/31	150	150
[5]	Cotiviti Inc. First Lien Amendment No. 2 Term Loan, TSFR1M + 2.750%	7.074%	3/26/32	185	184
[5]	DIRECTV Financing LLC First Lien Closing Date Term Loan, TSFR3M + 5.000%	9.541%	8/2/27	3	3
[5]	Endo Finance Holdings Inc. First Lien Refinancing Term Loan, TSFR1M + 4.000%	8.327%	4/23/31	504	503
[5]	First Student Bidco Inc. First Lien Initial Term Loan C, TSFR3M + 2.500%	6.799%	7/21/28	81	81
[5]	First Student Bidco Inc. First Lien Term Loan B, TSFR3M + 2.500%	6.796%	7/21/28	261	261
[5]	First Student Bidco Inc. First Lien Term Loan B-2, TSFR3M + 2.500%	6.799%	7/21/28	35	35
[5]	Frontier Communications Holdings LLC First Lien Initial Term Loan, TSFR6M + 2.500%	6.792%	7/1/31	55	55
[5]	Glatfelter Corp. First Lien Term Loan, TSFR3M + 4.250%	8.583%	11/4/31	299	292
[5]	Hanesbrands Inc. First Lien Initial Term Loan B, TSFR1M + 2.750%	7.077%	3/8/32	110	110
[5]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	7.316%	3/1/29	385	372
[5]	Medline Borrower LP First Lien Incremental Term Loan, TSFR1M + 2.250%	6.577%	10/23/28	56	56

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	NCR Atleos Corp. First Lien Term Loan B, TSFR3M + 3.750%	8.030%	3/27/29	36	36
[5]	Opal LLC First Lien Term Loan B-2, TSFR6M + 3.250%	7.435%	3/31/32	295	296
[5]	Osttra Group Ltd. First Lien Term Loan, TSFR12M + 3.500%	7.325%	5/21/32	155	155
[5]	Sazerac Co. Inc. First Lien Term Loan B, TSFR12M + 3.000%	7.094%	6/24/32	425	424
[5]	Sedgwick Claims Management Services Inc. First Lien Term Loan, TSFR1M + 3.000%	7.327%	7/31/31	513	514
[5]	Truist Insurance Holdings LLC Second Lien Initial Term Loan, TSFR3M + 4.750%	9.049%	5/6/32	474	480
[5]	Wyndham Hotels & Resorts Inc. First Lien Term Loan, TSFR1M + 1.750%	6.077%	5/24/30	87	87
					6,563
Total Floating Rate Loan Interests (Cost $6,637)					6,633
Sovereign Bonds (9.2%)
Albania (0.2%)
[3,8]	Republic of Albania	4.750%	2/14/35	488	574
Argentina (0.9%)
[4]	Argentine Republic	0.750%	7/9/30	1,998	1,584
[4]	Argentine Republic	4.125%	7/9/35	1,015	681
[4]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/27	133	135
					2,400
Azerbaijan (0.2%)
[4]	Republic of Azerbaijan	3.500%	9/1/32	300	268
[4,9]	Southern Gas Corridor CJSC	6.875%	3/24/26	200	202
					470
Bulgaria (0.0%)
[4]	Republic of Bulgaria	5.000%	3/5/37	1	1
Chile (0.3%)
[4]	Empresa Nacional del Petroleo	5.250%	11/6/29	700	705
Colombia (1.1%)
	Ecopetrol SA	4.625%	11/2/31	583	491
	Ecopetrol SA	7.750%	2/1/32	407	399
[4]	Republic of Colombia	3.000%	1/30/30	1,982	1,714
[4]	Republic of Colombia	8.500%	4/25/35	390	406
					3,010
Dominican Republic (0.5%)
[4]	Dominican Republic	6.000%	7/19/28	450	457
[4]	Dominican Republic	7.050%	2/3/31	150	157
[3,4]	Dominican Republic	6.950%	3/15/37	812	827
					1,441
Egypt (0.3%)
[4,8]	Arab Republic of Egypt	4.750%	4/16/26	200	237
[4]	Arab Republic of Egypt	8.500%	1/31/47	600	487
					724
El Salvador (0.1%)
[3,4]	Republic of El Salvador	9.650%	11/21/54	245	254
Germany (0.0%)
[4,8]	Federal Republic of Germany	1.250%	8/15/48	97	81
Ghana (0.1%)
[4]	Republic of Ghana	0.000%	7/3/26	108	105
[4]	Republic of Ghana	5.000%	7/3/29	300	280
					385
Guatemala (0.3%)
[4]	Republic of Guatemala	4.875%	2/13/28	698	689
[4]	Republic of Guatemala	5.375%	4/24/32	200	195
					884
Hungary (0.3%)
[4,10]	Magyar Export-Import Bank Zrt.	6.125%	12/4/27	500	510

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,8]	Republic of Hungary	4.500%	6/16/34	160	190
					700
Ivory Coast (0.1%)
[3,4]	Ivory Coast Government Bond	8.075%	4/1/36	301	290
Jordan (0.2%)
[4]	Hashemite Kingdom of Jordan	7.500%	1/13/29	400	409
Kazakhstan (0.2%)
[3,4]	Baiterek National Managing Holding JSC	5.450%	5/8/28	200	202
[3,4,7]	Republic of Kazakhstan	5.000%	7/1/32	233	234
					436
Mexico (1.9%)
	Petroleos Mexicanos	6.875%	8/4/26	450	450
	Petroleos Mexicanos	6.500%	3/13/27	375	373
	Petroleos Mexicanos	8.750%	6/2/29	165	170
	Petroleos Mexicanos	6.625%	6/15/38	410	320
	Petroleos Mexicanos	6.500%	6/2/41	206	152
	Petroleos Mexicanos	6.375%	1/23/45	170	120
	Petroleos Mexicanos	6.750%	9/21/47	19	14
	Petroleos Mexicanos	6.950%	1/28/60	500	360
[4]	United Mexican States	2.659%	5/24/31	938	812
[4]	United Mexican States	6.875%	5/13/37	2,150	2,245
					5,016
Morocco (0.3%)
[3,4]	OCP SA	6.100%	4/30/30	685	694
Oman (0.4%)
[4]	Oman Government Bond	4.750%	6/15/26	1,000	999
Paraguay (0.4%)
[4]	Paraguay Government Bond	4.700%	3/27/27	286	286
[3,4]	Paraguay Government Bond	6.650%	3/4/55	474	476
[4]	Republic of Paraguay	5.600%	3/13/48	200	179
					941
Peru (0.2%)
	Republic of Peru	2.844%	6/20/30	20	18
[4]	Republic of Peru	2.783%	1/23/31	525	471
					489
Romania (0.0%)
[4,8]	Republic of Romania	2.124%	7/16/31	60	59
Senegal (0.1%)
[4]	Republic of Senegal	6.250%	5/23/33	200	132
Serbia (0.1%)
[4,8]	Serbia International Bond	1.500%	6/26/29	115	123
[4]	Serbia International Bond	2.125%	12/1/30	300	254
					377
South Africa (0.4%)
[4]	Republic of South Africa	4.850%	9/30/29	1,000	963
[3,4]	Republic of South Africa	7.950%	11/19/54	200	191
					1,154
Sri Lanka (0.1%)
[3]	Republic of Sri Lanka	4.000%	4/15/28	36	34
[3,4]	Republic of Sri Lanka	3.100%	1/15/30	65	58
[3,4]	Republic of Sri Lanka	3.350%	3/15/33	93	75
[3]	Republic of Sri Lanka	3.600%	6/15/35	46	31
[4]	Republic of Sri Lanka	3.600%	6/15/35	35	24
[3,4]	Republic of Sri Lanka	3.600%	5/15/36	127	102
					324

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Turkiye (0.1%)
[4]	Republic of Turkiye	4.875%	4/16/43	260	184
[4]	Republic of Turkiye	5.750%	5/11/47	202	151
					335
Ukraine (0.2%)
[4]	Ukraine Government Bond	0.000%	2/1/34	24	9
[3,4]	Ukraine Government Bond	0.000%	2/1/35	46	22
[3,4]	Ukraine Government Bond	1.750%	2/1/35	94	47
[3,4]	Ukraine Government Bond	0.000%	2/1/36	39	18
[4]	Ukraine Government Bond	0.000%	2/1/36	258	122
[3,4]	Ukraine Government Bond	1.750%	2/1/36	493	244
					462
Uzbekistan (0.2%)
[3,4]	Uzbekneftegaz JSC	8.750%	5/7/30	390	401
Total Sovereign Bonds (Cost $23,439)					24,147
				Shares
Temporary Cash Investments (1.7%)
Money Market Fund (0.7%)
[11]	Vanguard Market Liquidity Fund	4.355%		17,930	1,793
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (1.0%)
	United States Treasury Bill	3.992%	6/11/26	2,870	2,765
Total Temporary Cash Investments (Cost $4,557)					4,558
Total Investments (100.4%) (Cost $259,355)					264,136
Other Assets and Liabilities—Net (-0.4%)					(936)
Net Assets (100%)					263,200
Cost is in $000.
1	Securities with a value of $567 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $254 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the aggregate value was $123,458, representing 46.9% of net assets.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2025.
8	Face amount denominated in euro.
9	Guaranteed by the Republic of Azerbaijan.
10	Guaranteed by the Republic of Hungary.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2025	46	9,569	29
10-Year U.S. Treasury Note	September 2025	23	2,579	16
				45

Short Futures Contracts
5-Year U.S. Treasury Note	September 2025	(109)	(11,881)	(51)
Euro-Bobl	September 2025	(2)	(277)	1
Euro-Bund	September 2025	(5)	(767)	3
Euro-Buxl	September 2025	(1)	(140)	2
Long U.S. Treasury Bond	September 2025	(2)	(231)	(2)
Ultra 10-Year U.S. Treasury Note	September 2025	(5)	(571)	(1)
Ultra Long U.S. Treasury Bond	September 2025	(5)	(596)	(14)
				(62)
				(17)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	9/17/25	EUR	111	USD	131	—	—
Royal Bank of Canada	9/17/25	USD	1,461	EUR	1,254	—	(24)
State Street Bank & Trust Co.	9/17/25	USD	136	EUR	115	—	—
						—	(24)
EUR—euro.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S44-V1	6/20/30	USD	7,250	5.000	555	160
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Republic of Turkiye/B1	6/20/30	BARC	1,040	1.000	(83)	(93)	10	—
Republic of Turkiye/B1	6/20/30	JPMC	450	1.000	(36)	(40)	4	—
					(119)	(133)	14	—
1 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D.  Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written.  Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
The fund had no open options contracts on futures at June 30, 2025.
E.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	21,182	—	21,182
Asset-Backed/Commercial Mortgage-Backed Securities	—	18,689	—	18,689
Corporate Bonds	—	188,927	—	188,927
Floating Rate Loan Interests	—	6,633	—	6,633
Sovereign Bonds	—	24,147	—	24,147
Temporary Cash Investments	1,793	2,765	—	4,558
Total	1,793	262,343	—	264,136

Derivative Financial Instruments
Assets
Futures Contracts[1]	51	—	—	51
Swap Contracts	160[1]	14	—	174
Total	211	14	—	225
Liabilities
Futures Contracts[1]	(68)	—	—	(68)
Forward Currency Contracts	—	(24)	—	(24)
Total	(68)	(24)	—	(92)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.